General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Medigus Ltd. (the “Company” or “Medigus”) was incorporated in Israel on December 9, 1999. The Company’s registered office and principal place of business are located in Israel. The address of its registered office is Hanehoshet 10, 4th Floor, Tel-Aviv POB 6971072, Israel.

The Company, together with its subsidiaries and associates, operate in the technology sector, focusing on medical-related devices and products (through its associate Polyrizon), on internet related activities (through its subsidiaries Eventer and Gix Internet), on e-commerce (through its subsidiary Jeffs’ Brands), on safety systems for commercial drones (through its associate Parazero), on energy efficiency technology (through its associate Laminera) and on the electric vehicle sector (through its subsidiary Fuel Doctor).

Additionally, through its corporate, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler (“MUSE”), to Golden Grand Medical Instruments Ltd., a China based medical services provider, and in the investment of its excess cash resources, primarily in equity securities.

“Group” - the Company together with, Jeffs’ Brands Ltd., Fuel Doctor Holdings Inc., GERD IP, Inc., Eventer Technologies Ltd. and Gix Internet Ltd.

“Subsidiaries” - entities under the control of the Company.

These interim condensed consolidated financial statements were approved on September 28, 2023.

Odysight.ai Inc.

As of December 31, 2022, the Company held 27.02% of the issued and outstanding share capital of Odysight.ai Inc., formerly known as ScoutCam Inc. (“Odysight.ai”). On March 21, 2023, Odysight.ai completed a capital raising transaction which diluted the Company’s holdings in Odysight.ai to 18.45%. On May 17, 2023, the Company signed an agreement to sell all of its shares in Odysight.ai. The sale was completed on June 1, 2023, and as of that date the Company no longer holds any shares of Odysight.ai. For additional information, see note 3C.

GERD IP, Inc.

As of June 30, 2023, the Company holds 90% of the issued and outstanding share capital of GERD IP, Inc. (“GERD IP”). For additional information, see note 3O.

Eventer Technologies Ltd.

As of June 30, 2023, the Company holds 46.21% of the issued and outstanding share capital of Eventer Technologies Ltd. (“Eventer”). For additional information, see note 3D.

Gix Internet Ltd.

On February 28, 2022, the Company purchased additional shares of Gix Internet Ltd. (“Gix Internet”) and the Company’s holdings interests in Gix Internet increased to 38.03%, which resulted in gain of control in Gix Internet. Accordingly, as of this date the Company started to consolidate Gix Internet.

As of June 30, 2023, the Company holds 42.25% of the issued and outstanding share capital of Gix Internet. For additional information, see note 3F.

Charging Robotics Ltd. and Fuel Doctor Holdings Inc.

As of December 31, 2022, the Company’s activity in the electric vehicle and wireless charging sector was conducted through its wholly owned subsidiary, Charging Robotics Ltd. (“Charging Robotics”).

On March 28, 2023 (the “Closing”), the Company signed a security exchange agreement with Fuel Doctor Holdings Inc. (“Fuel Doctor”) to sell all its shares in Charging Robotics to Fuel Doctor. As part of the exchange agreement, Fuel Doctor acquired all of the issued and outstanding shares of Charging Robotics, on a fully diluted basis and as a result Charging Robotics became a wholly owned subsidiary of Fuel Doctor. In exchange for all of its shares in Charging Robotics, the Company received such number of newly issues shares of Fuel Doctor’s common stock equal to 76.25% of the total number of shares of Fuel Doctor’s common stock issued and outstanding as of the Closing on a fully diluted basis. The share exchange was accounted for as a reverse acquisition where Fuel Doctor was identified as the accounting acquirer. The financial statements of Fuel Doctor are consolidated in these financial statements from the Closing date.

As of June 30, 2023, the Company holds 67% of the issued and outstanding common stock of Fuel Doctor.

For additional information, see notes 3H and 3J.

Jeffs’ Brands Ltd.

As of June 30,2023, the Company holds 34.87% of the issued and outstanding share capital of Jeffs’ Brands Ltd. (Jeffs’ Brands). For additional information, see note 3E.

Interests in other entities

As of June 30, 2023, the Company also holds 40.35% in Parazero Technologies Ltd. (“Parazero”) (see note 3K), 40.22% in Polyrizon Ltd. (“Polyrizon”) (see note 3G), 19.7% in Laminera Flow Optimization Ltd. (“Laminera”) (see note 3L), 4.76% in Elbit Imaging Ltd. (“Elbit Imaging”), 3.79% in Automax Ltd. (“Automax”), 2.64% in Clearmind Medicine, Inc. (“Clearmind”) (see note 3M), 0.86% in SciSparc Ltd. (“SciSparc”) (see note 3I), 2.35% in Safee Cyber Technologies Ltd. (“Safee”) (see note 3N), 1.41% in Maris-Tech Ltd. (“Maris”), 0.97% in Colugo Systems Ltd. (“Colugo”), 0.47% in Safe Foods, Inc. ( “SAFO”), 0.67% in Tondo Smart Ltd. (“Tondo”), 1.49% in Bubbles Intergroup Ltd. (“Bubbles”), 4.99% in A.I. Systems Ltd.(“A.I.”) and 19.99% in Metagramm Software Ltd (“Metagramm”) (see note 3P).

B.	As of the approval date of these interim condensed consolidated financial statements, the Company has cash and cash equivalents in the amount of USD 6.2 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of June 30, 2023. As such, the Company’s ability to continue operating may be dependent on several factors, amongst which is its ability to raise sufficient additional funding, which funding may not necessarily be available to the Company, obtained on terms favorable to the Company, or provide the Company with sufficient funds to meet its objectives.